Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

December 31, 2020

FBF-Y10-QTLY-0221
1.9892462.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	159,312	$2,671,655
Fidelity Series Commodity Strategy Fund (a)	456,210	2,094,006
Fidelity Series Large Cap Growth Index Fund (a)	109,661	1,713,996
Fidelity Series Large Cap Stock Fund (a)	115,131	1,893,911
Fidelity Series Large Cap Value Index Fund (a)	275,108	3,634,179
Fidelity Series Small Cap Opportunities Fund (a)	56,146	900,028
Fidelity Series Value Discovery Fund(a)	93,814	1,344,350
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,328,624)		14,252,125

International Equity Funds - 18.0%
Fidelity Series Canada Fund (a)	59,539	687,671
Fidelity Series Emerging Markets Fund (a)	65,484	742,593
Fidelity Series Emerging Markets Opportunities Fund (a)	263,682	6,581,507
Fidelity Series International Growth Fund (a)	101,480	1,804,315
Fidelity Series International Index Fund (a)	66,390	749,548
Fidelity Series International Small Cap Fund (a)	32,532	667,882
Fidelity Series International Value Fund (a)	177,693	1,792,920
Fidelity Series Overseas Fund (a)	144,842	1,796,045
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,778,944)		14,822,481

Bond Funds - 47.5%
Fidelity Series Corporate Bond Fund (a)	546,910	6,256,652
Fidelity Series Emerging Markets Debt Fund (a)	53,956	514,740
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,012	162,426
Fidelity Series Floating Rate High Income Fund (a)	12,342	112,185
Fidelity Series Government Bond Index Fund (a)	676,617	7,408,960
Fidelity Series High Income Fund (a)	61,268	579,598
Fidelity Series Inflation-Protected Bond Index Fund (a)	741,103	7,952,034
Fidelity Series Investment Grade Bond Fund (a)	694,534	8,278,851
Fidelity Series Investment Grade Securitized Fund (a)	539,333	5,641,423
Fidelity Series Long-Term Treasury Bond Index Fund (a)	207,126	1,899,342
Fidelity Series Real Estate Income Fund (a)	33,615	352,959
TOTAL BOND FUNDS
(Cost $37,458,222)		39,159,170

Short-Term Funds - 17.2%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	4,819,605	4,819,605
Fidelity Series Short-Term Credit Fund (a)	212,905	2,180,152
Fidelity Series Treasury Bill Index Fund (a)	720,936	7,209,359
TOTAL SHORT-TERM FUNDS
(Cost $14,160,408)		14,209,165
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $75,726,198)		82,442,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		863
NET ASSETS - 100%		$82,443,804

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,583,767	$1,799,659	$1,325,640	$880,756	$121,756	$492,113	$2,671,655
Fidelity Series Canada Fund	532,654	226,730	283,676	14,744	(14,900)	226,863	687,671
Fidelity Series Commodity Strategy Fund	1,970,686	534,681	844,062	9,062	(94,641)	527,342	2,094,006
Fidelity Series Corporate Bond Fund	3,803,180	2,616,813	695,536	179,905	4,101	528,094	6,256,652
Fidelity Series Emerging Markets Debt Fund	364,007	125,977	48,228	17,903	172	72,812	514,740
Fidelity Series Emerging Markets Debt Local Currency Fund	--	155,678	3,436	950	36	10,148	162,426
Fidelity Series Emerging Markets Fund	333,113	317,733	190,463	10,514	7,099	275,111	742,593
Fidelity Series Emerging Markets Opportunities Fund	3,278,590	2,836,387	2,027,781	198,998	133,335	2,360,976	6,581,507
Fidelity Series Floating Rate High Income Fund	80,173	29,611	9,139	3,455	74	11,466	112,185
Fidelity Series Government Bond Index Fund	5,890,670	2,793,987	1,069,858	176,141	12,408	(218,247)	7,408,960
Fidelity Series Government Money Market Fund 0.13%	2,009,286	5,320,705	2,510,386	4,795	--	--	4,819,605
Fidelity Series High Income Fund	405,538	153,120	45,697	22,352	443	66,194	579,598
Fidelity Series Inflation-Protected Bond Index Fund	5,522,760	2,658,917	633,419	101,806	4,154	399,622	7,952,034
Fidelity Series International Growth Fund	1,613,636	836,017	1,007,891	261,489	28,481	334,072	1,804,315
Fidelity Series International Index Fund	577,479	258,136	310,125	14,579	(4,031)	228,089	749,548
Fidelity Series International Small Cap Fund	475,189	147,615	204,319	5,758	9,281	240,116	667,882
Fidelity Series International Value Fund	1,538,771	604,635	948,754	51,130	(412)	598,680	1,792,920
Fidelity Series Investment Grade Bond Fund	5,764,412	3,190,180	854,675	426,964	2,292	176,642	8,278,851
Fidelity Series Investment Grade Securitized Fund	4,003,490	2,267,943	580,656	147,413	84	(49,438)	5,641,423
Fidelity Series Large Cap Growth Index Fund	1,170,649	605,406	764,019	51,782	87,646	614,314	1,713,996
Fidelity Series Large Cap Stock Fund	1,214,409	781,873	619,047	106,344	29,756	486,920	1,893,911
Fidelity Series Large Cap Value Index Fund	2,267,339	1,445,226	1,048,061	73,310	46,082	923,593	3,634,179
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,458	995,644	283,082	195,477	13,867	(266,545)	1,899,342
Fidelity Series Overseas Fund	1,511,094	632,979	965,101	20,892	4,182	612,891	1,796,045
Fidelity Series Real Estate Income Fund	219,579	101,923	28,641	19,919	307	59,791	352,959
Fidelity Series Short-Term Credit Fund	2,064,907	39,902	--	40,011	--	75,343	2,180,152
Fidelity Series Small Cap Opportunities Fund	596,490	335,892	398,886	19,570	13,205	353,327	900,028
Fidelity Series Treasury Bill Index Fund	7,142,092	97,029	1,042	34,566	(2)	(28,718)	7,209,359
Fidelity Series Value Discovery Fund	702,241	605,958	344,153	28,034	15,544	364,760	1,344,350
Total	$58,075,659	$32,516,356	$18,045,773	$3,118,619	$420,319	$9,476,331	$82,442,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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